BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 31, 2020	Dec. 31, 2018	Mar. 31, 2021	Dec. 31, 2020	Jan. 30, 2020	Dec. 31, 2019	Apr. 11, 2018
Stockholders' Equity
Common stock-shares issued			57,153,467	46,839,659		6,800,065	5,326,755
Common stock-par value (in dollars per share)			$ 0.01	$ 0.01		$ 0	$ 0
Exercise price (in dollars per share)					$ 0.0005	$ 0.0005
Initial Public Offering (in shares)		1,416,645
Loans to Stockholders		$ 3,500		$ 3,500		$ 3,500
Apollo
Stockholders' Equity
Common stock-par value (in dollars per share)	$ 0.01
Warrants issued (in shares)							40,005,885
Exercise price (in dollars per share)							$ 0.0005
Exercise of Apollo Warrants (in shares)	40,005,885
Amazon
Stockholders' Equity
Warrants issued (in shares)				885,052
Exercise price (in dollars per share)				$ 15.17